Derivative Financial Instruments (Warrant Liability) (Details 1) - Warrant [Member] - Level 3 [Member]	12 Months Ended
Jun. 30, 2016 USD ($)
Level 3 inputs activity
Balance, beginning	$ 1,195,470
Exercise of common stock warrants	(530,531)
Change in fair value of warrant liability	52,454
Balance, ending	$ 717,393